Right of use assets - Summary of Right of Use Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	₨ 12,898		₨ 10,618
Charge for the year	97	$ 1	470	₨ 405
Ending balance Right-of-use assets	14,506	170	12,898	10,618
Leasehold land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	12,432		9,950
Ending balance Right-of-use assets	13,900	163	12,432	9,950
Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	466		668
Ending balance Right-of-use assets	606	$ 7	466	668
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	14,873		12,065	8,505
Additions during the year	2,463		3,253	3,776
Disposals and adjustments during the year	(235)		(445)	(216)
Ending balance Right-of-use assets	17,101		14,873	12,065
Cost | Leasehold land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	13,654		10,865	8,009
Additions during the year	2,072		3,234	3,072
Disposals and adjustments during the year	(235)		(445)	(216)
Ending balance Right-of-use assets	15,491		13,654	10,865
Cost | Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	1,219		1,200	496
Additions during the year	391		19	704
Ending balance Right-of-use assets	1,610		1,219	1,200
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	1,975		1,447	1,010
Charge for the year	97		470	405
Capitalised during the year	558		108	34
Disposals and adjustments during the year	(35)		(50)	(2)
Ending balance Right-of-use assets	2,595		1,975	1,447
Accumulated Depreciation | Leasehold land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	1,222		915	602
Charge for the year	18		341	315
Capitalised during the year	386		16
Disposals and adjustments during the year	(35)		(50)	(2)
Ending balance Right-of-use assets	1,591		1,222	915
Accumulated Depreciation | Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance Right-of-use assets	753		532	408
Charge for the year	79		129	90
Capitalised during the year	172		92	34
Ending balance Right-of-use assets	₨ 1,004		₨ 753	₨ 532